Mar. 01, 2020

TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statements of Additional Information

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Transamerica Government Money Market

Transamerica Inflation Opportunities

Transamerica International Growth

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Transamerica Government Money Market

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	I3	R2	R4
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%	0.25%
Other expenses	0.23%	0.24%	0.26%	0.06%	0.06%	0.36%	0.06%
Recaptured expense[1,2]	0.07%	0.07%	0.00%	0.00%	0.00%	0.00%	0.00%
All other expenses	0.16%	0.17%	0.26%	0.06%	0.06%	0.36%	0.06%
Total annual fund operating expenses	0.72%	1.48%	0.50%	0.30%	0.30%	0.85%	0.55%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.12%	0.00%	0.00%	0.05%	0.05%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.72%	1.48%	0.38%	0.30%	0.30%	0.80%	0.50%

[1]	Recaptured expense has been restated to reflect expenses expected to be incurred during the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 0.73% for Class A shares, 1.48% for Class C shares, 0.38% for Class I shares, 0.38% for Class I2 shares, 0.38% for Class I3 shares, 0.80% for Class R2 shares and 0.50% for Class R4 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$251	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$74	$230	$401	$894
Class C	$151	$468	$808	$1,768
Class I	$39	$148	$268	$617
Class I2	$31	$97	$169	$381
Class I3	$31	$97	$169	$381
Class R2	$82	$266	$466	$1,044
Class R4	$51	$171	$302	$684

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Transamerica Inflation Opportunities

MANAGEMENT FEES:

Effective as of August 28, 2020, the fund will lower its management and sub-advisory fee schedules as described below.

Transamerica Asset Management, Inc. ("TAM"), the fund's investment manager, will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund's average daily net assets) indicated below:

First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
In excess of $1 billion	0.38%

Effective as of August 28, 2020, the fund’s contractual expense limit on Class I shares will be lowered as described below and the contractual expense limit on all classes will be extended through March 1, 2022.

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	R6	I2	T2
Management fees[1]	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.25%
Other expenses[2]	0.24%	0.22%	0.24%	0.13%	0.13%	0.12%
Total annual fund operating expenses	0.98%	1.71%	0.73%	0.62%	0.624%	0.86%
Fee waiver and/or expense reimbursement[3]	0.00%	0.00%	0.08%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.98%	1.71%	0.65%	0.62%	0.62%	0.86%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 28, 2020.
[2]	Other expenses for Class T2 shares are based on estimates for the current fiscal year.
[3]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.00% for Class A shares, 1.75% for Class C shares, 0.65% for Class I shares, 0.75% for Class I2 shares, 0.75% for Class R6 shares and 1.00% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$274	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$570	$772	$991	$1,619
Class C	$174	$539	$928	$2,019
Class I	$66	$225	$398	$899
Class R6	$63	$199	$346	$774
Class I2	$63	$199	$346	$774
Class T2	$385	$566	$762	$1,329

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Transamerica International Growth

The following changes will take effect as of August 28, 2020:

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	C	I	I2	R6	R	R4	T2
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.50%	0.25%	0.25%
Other expenses[1]	0.73%	0.04%	0.67%	0.04%	0.04%	0.04%	0.05%	0.05%
Total annual fund operating expenses	1.74%	1.80%	1.43%	0.80%	0.80%	1.30%	1.06%	1.06%
Fee waiver and/or expense reimbursement[2]	0.54%	0.00%	0.53%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.80%	0.90%	0.80%	0.80%	1.30%	1.06%	1.06%

[1]	Other expenses for Class C shares, Class R shares, Class R4 shares and Class T2 shares are based on estimates for the current fiscal year.
[2]

Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2022 to waive fees and/or reimburse fund expenses to the extent that total annual fund operating expenses exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.05% for Class I shares, 0.95% for Class I2 shares, 0.95% for Class R6 shares, 1.55% for Class R shares, 1.20% for Class R4 shares and 1.30% for Class T2 shares, excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2022 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect. In addition, TAM has contractually agreed to reimburse certain per account transfer agency fees on Class I shares through March 1, 2022.

The “Example” table included in the Prospectuses and Summary Prospectuses is deleted entirely and replaced with the following, as applicable:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Only the 1 year dollar amount shown below reflects TAM’s agreement to waive fees and/or reimburse fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$283	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$666	$1,018	$1,394	$2,447
Class C	$183	$566	$975	$2,116
Class I	$92	$400	$731	$1,667
Class R6	$82	$255	$444	$990
Class I2	$82	$255	$444	$990
Class T2	$405	$627	$867	$1,555
Class R	$132	$412	$713	$1,568
Class R4	$108	$337	$585	$1,294

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Investors Should Retain this Supplement for Future Reference

June 22, 2020